MERITZ INVESTMENT	12 Months Ended
Dec. 31, 2025
MERITZ INVESTMENT.
MERITZ INVESTMENT
13.	MERITZ INVESTMENT

On February 22, 2024, the Company issued 50,000,000 ordinary shares to Meritz (“Meritz Subscription Shares”) at an aggregate subscription price equal to US$500,000 (“Meritz Investment”). Pursuant to the Meritz subscription agreement (“Meritz Subscription Agreement”), the Company deposited into a restricted securities account consisting of: (i) certain U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000 at fair value of US$312,616 on February 26, 2024, and (ii) certain U.S. treasury bills with an aggregate outstanding principal amount of US$189,613 at fair value of US$187,384 on February 26, 2024. During the year ended December 31, 2024, following the effectiveness of registration statement (F-1) on May 23, 2024, the Company withdrew U.S. treasury bonds and/or U.S. treasury bills with outstanding principal amount of US$189,613 at cash receipt of US$189,630. During the year ended December 31, 2025, following the share buyback agreement entered into on August 27, 2025, the Company redeemed the remaining U.S. treasury bonds and/or U.S. treasury bills with outstanding principal amount of US$326,891, receiving cash proceeds of US$326,891.

On October 15, 2024, Yin Qing Holdings Limited, which is wholly owned by Mr. Qingfeng Feng, the CEO and director of the Company, pledged all of its rights and interests in 7,000,000 Company’s ordinary shares (“Pledged Shares”) in favor of Meritz, served as security for the Company’s full and timely fulfillment of its obligation under the Meritz Subscription Agreement.

On March 28, 2025, the Company entered into an amended and restated share buyback agreement (the “A&R SBA”) with Meritz to amend and restate in its entirety a share buyback agreement dated November 29, 2024 previously entered between the Company and Meritz. Pursuant to the A&R SBA, Meritz agrees to sell, and the Company agrees to repurchase 17,500,000 ADSs (“Share Buyback Transaction”) and the default interest, with cumulative accrued amount of US$22,261 as of March 28, 2025, stopped accruing since March 28, 2025.

Upon the completion of the Share Buyback Transaction (the “Closing”), certain provisions under the subscription agreement terminated, including: (i) the obligation for the Company to maintain US$175,000 of unrestricted cash as of the last date of each fiscal quarter; (ii) the Company’s call option to acquire certain Meritz shares at US$14.00 per share if the closing price of the ADSs for a five-trading-day period exceeds US$14.00; and (iii) the Company’s obligation to deposit additional cash as collateral in the restricted cash account to secure its obligations due to changes in the closing price of the ADSs. After the Closing, Meritz has the option to sell all or part of the remaining 32,500,000 ordinary shares to the Company upon the third anniversary of the closing of the Meritz Investment.

Pursuant to the A&R SBA, the Company agreed to complete the full payment of a deposit of US$150,938 (“SBA Deposit”) to Meritz on or before April 30, 2025 and the remaining repurchase price (an amount that provides Meritz with a 12.5% annualized interest rate on US$48,109, calculated for the period between March 28, 2025 and the date of Closing), together with any accrued default interest (to the extent not waived by Meritz in accordance with the A&R SBA), at the Closing to take place on or before September 30, 2025. Closing is subject to customary closing conditions. In the event that the SBA Deposit is not paid on or before April 30, 2025 or the Closing does not take place on or prior to September 30, 2025 (except due to Meritz’s failure to satisfy certain closing conditions, provided that the Company is not in breach of any representation or warranty, covenant or other agreement and is otherwise ready, willing and able to consummate the Closing), (i) an event of default will be deemed to occur under the subscription agreement; (ii) to the extent that the event of default occurs on September 30, 2025, Meritz shall transfer 12,689,058 ADSs to Lotus EV Limited, the Company’s subsidiary. Lotus EV Limited shall pledge such shares to Meritz, and such pledged ADSs will become immediately enforceable and shall be enforced by Meritz; (iii) Meritz shall enforce the security under the Subscription Agreement; (iv) Meritz shall enforce the Pledged Shares in favor of Meritz; and (v) Meritz will have the right to terminate the A&R SBA. The aforementioned SBA Deposit was fully settled on April 30, 2025.

On July 31, 2025, the remaining repurchase price of US$50,090 was fully paid by the Company, and all default interest was waived in accordance with the A&R SBA. On August 4, 2025, 17,500,000 ADSs were transferred from Meritz to the Company. On August 5, 2025, the Pledged Shares were fully released.

On August 27, 2025, the Company entered into a new share buyback agreement with Meritz pursuant to which Meritz agreed to sell, and the Company agreed to repurchase 32,500,000 ADSs of the Company for an aggregate purchase price of US$387,366 plus additional depositary fee of US$1,000. On September 5, 2025, purchase price and additional depositary fee was fully paid by the Company and the transaction was closed. Upon closing, Meritz Subscription Agreement and A&R SBA, including all obligations of the Company thereunder, were terminated and of no further force or effect.

Accounting for the Meritz Investment

At initial recognition, the Meritz put option liability is determined to be a freestanding financial instrument that is accounted for as a liability in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, because the put options embody an obligation to repurchase equity shares by transferring assets. The Company initially measured the Meritz put option liability at fair value and subsequently remeasured to fair value with changes in fair value of recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk”.

Since the Share Buyback Agreement is entered into separately and apart from the issuance of the underlying 17,500,000 Meritz Subscription Shares, the Share Buyback Agreement is a freestanding financial instrument. The share buyback obligation is unconditional and requires the Company to repurchase a fixed number of its own equity shares for cash. Accordingly, the Company accounts for the share buyback obligation as a physically settled forward purchase contract in the scope of ASC Topic 480. On April 30, 2025, the Company paid the remaining SBA Deposit of US$74,469, which can be used to settle the repurchase obligation. On September 5, 2025, all of 50,000,000 ADSs under Meritz Investment were fully repurchased. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury stock as a component of the shareholders’ deficit.

Since the Meritz Put Option was triggered as of December 31, 2024, the put option liabilities of US$309,115 was classified as current liabilities in the consolidated balance sheet as of December 31, 2024. The fair value of the put option liability as of December 31, 2024 was estimated using the scenario-weighted average method with binomial model, with the following assumptions: i) risk‑free interest rate of 4.25%, ii) expected volatility of 55.07%, iii) expected dividend yield of 0.00%, and iv) remaining term of 2.14 years.

The movement of Meritz put option during the years ended December 31, 2025 and 2024 consisted of the following:

	Year Ended December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	309,115	—
Issuance of put options	—	130,082
Change in fair values	8,726	299,593
Repurchased and recorded as treasury stock	70,525	—
Transfer to share buyback forward liabilities	—	(120,560)
Settlement of put options	(388,366)	—
Balance at end of the year	—	309,115
Including:
- Current portion	—	309,115
- Non-current portion	—	—